Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of changes in carrying amount of goodwill

Amount
RMB
Balance at January 1, 2015	2,379,182
Increase in goodwill related to acquisitions	1,712,037

Balance at December 31, 2015	4,091,219
Increase in goodwill related to acquisition of Suzhou ZTO	65,892

Balance at December 31, 2016	4,157,111